LVIP JPMorgan Small Cap Core Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.62%
Aerospace & Defense–0.28%
†V2X, Inc.	10,749	$502,086
		502,086
Air Freight & Logistics–0.51%
Forward Air Corp.	1,381	42,963
Hub Group, Inc. Class A	17,629	761,926
†Radiant Logistics, Inc.	21,696	117,592
		922,481
Airlines–0.53%
†Blade Air Mobility, Inc.	38,440	109,554
†JetBlue Airways Corp.	10,069	74,712
†Joby Aviation, Inc.	11,816	63,334
†SkyWest, Inc.	10,395	718,086
		965,686
Auto Components–1.11%
†Adient PLC	12,975	427,137
†Goodyear Tire & Rubber Co.	43,773	601,003
†Modine Manufacturing Co.	7,165	682,037
Patrick Industries, Inc.	2,553	305,007
		2,015,184
Banks–8.30%
Amalgamated Financial Corp.	7,988	191,712
Ameris Bancorp	9,153	442,822
Associated Banc-Corp.	5,394	116,025
†Axos Financial, Inc.	2,026	109,485
Banc of California, Inc.	37,631	572,368
†Bancorp, Inc.	3,280	109,749
Bank of NT Butterfield & Son Ltd.	25,649	820,512
BankUnited, Inc.	4,741	132,748
Banner Corp.	5,162	247,776
Business First Bancshares, Inc.	9,182	204,575
Byline Bancorp, Inc.	2,681	58,231
Capitol Federal Financial, Inc.	7,628	45,463
Central Pacific Financial Corp.	3,294	65,057
CNB Financial Corp.	3,363	68,572
†Coastal Financial Corp.	5,640	219,227
ConnectOne Bancorp, Inc.	38,735	755,332
†Customers Bancorp, Inc.	15,192	806,088
Eastern Bankshares, Inc.	38,078	524,715
Enterprise Financial Services Corp.	8,084	327,887
Equity Bancshares, Inc. Class A	6,017	206,804
Financial Institutions, Inc.	580	10,916
First BanCorp	37,015	649,243
First Bancshares, Inc.	4,138	107,381
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Citizens BancShares, Inc. Class A	218	$356,430
First Financial Corp.	4,465	171,143
First Merchants Corp.	11,206	391,089
First Mid Bancshares, Inc.	3,719	121,537
Flushing Financial Corp.	1,922	24,236
FNB Corp.	4,622	65,170
Glacier Bancorp, Inc.	3,024	121,807
Hancock Whitney Corp.	2,093	96,362
Hanmi Financial Corp.	1,874	29,834
Heartland Financial USA, Inc.	2,611	91,777
Heritage Commerce Corp.	20,482	175,736
Home BancShares, Inc.	9,102	223,636
Hope Bancorp, Inc.	13,951	160,576
Live Oak Bancshares, Inc.	2,184	90,658
Macatawa Bank Corp.	1,473	14,421
Mercantile Bank Corp.	812	31,254
Mid Penn Bancorp, Inc.	825	16,508
MidWestOne Financial Group, Inc.	1,300	30,472
MVB Financial Corp.	372	8,299
National Bank Holdings Corp. Class A	2,084	75,170
OceanFirst Financial Corp.	27,857	457,133
OFG Bancorp	16,122	593,451
Old National Bancorp	30,976	539,292
Old Second Bancorp, Inc.	18,423	254,974
Pathward Financial, Inc.	8,466	427,364
Pinnacle Financial Partners, Inc.	2,849	244,672
Popular, Inc.	9,583	844,166
Preferred Bank	2,031	155,920
Premier Financial Corp.	1,860	37,758
QCR Holdings, Inc.	6,809	413,579
Seacoast Banking Corp. of Florida	2,060	52,303
South Plains Financial, Inc.	458	12,256
Southside Bancshares, Inc.	1,974	57,700
SouthState Corp.	2,047	174,056
†Texas Capital Bancshares, Inc.	1,691	104,081
Towne Bank	4,405	123,604
TriCo Bancshares	5,942	218,547
UMB Financial Corp.	766	66,634
United Bankshares, Inc.	3,633	130,025
Unity Bancorp, Inc.	538	14,849
Veritex Holdings, Inc.	5,568	114,088
WesBanco, Inc.	3,604	107,435
Wintrust Financial Corp.	6,623	691,375
WSFS Financial Corp.	2,165	97,728
		15,021,793
Beverages–0.69%
Coca-Cola Consolidated, Inc.	358	303,015
LVIP JPMorgan Small Cap Core Fund–1

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Primo Water Corp.	20,873	$380,097
†Vita Coco Co., Inc.	23,434	572,493
		1,255,605
Biotechnology–8.28%
†ACADIA Pharmaceuticals, Inc.	19,093	353,030
†ACELYRIN, Inc.	33,430	225,653
†Akero Therapeutics, Inc.	18,515	467,689
†Alkermes PLC	7,893	213,664
†Allogene Therapeutics, Inc.	32,239	144,108
†Amicus Therapeutics, Inc.	58,518	689,342
†Annexon, Inc.	64,283	460,909
†Arcutis Biotherapeutics, Inc.	66,909	663,068
†Arrowhead Pharmaceuticals, Inc.	6,156	176,062
†Atara Biotherapeutics, Inc.	89,691	62,246
†Biohaven Ltd.	875	47,854
†Bluebird Bio, Inc.	757	969
†Blueprint Medicines Corp.	3,276	310,761
†Bridgebio Pharma, Inc.	3,437	106,272
†Catalyst Pharmaceuticals, Inc.	14,769	235,418
†Crinetics Pharmaceuticals, Inc.	9,587	448,768
†Enanta Pharmaceuticals, Inc.	6,884	120,195
†Immunovant, Inc.	11,197	361,775
†Insmed, Inc.	10,642	288,718
†Intellia Therapeutics, Inc.	6,236	171,552
†Kura Oncology, Inc.	25,564	545,280
†Kyverna Therapeutics, Inc.	13,580	337,327
†Madrigal Pharmaceuticals, Inc.	2,336	623,805
†MeiraGTx Holdings PLC	23,229	141,000
†Mersana Therapeutics, Inc.	85,980	385,190
†Mural Oncology PLC	772	3,775
†Ovid therapeutics, Inc.	106,009	323,327
†Protagonist Therapeutics, Inc.	10,143	293,437
†Prothena Corp. PLC	7,080	175,372
†PTC Therapeutics, Inc.	5,990	174,249
†Recursion Pharmaceuticals, Inc. Class A	57,413	572,408
†Replimune Group, Inc.	15,731	128,522
†REVOLUTION Medicines, Inc.	21,435	690,850
†Sage Therapeutics, Inc.	7,594	142,312
†Sagimet Biosciences, Inc. Class A	78,401	424,933
†SpringWorks Therapeutics, Inc.	14,301	703,895
†Sutro Biopharma, Inc.	1,702	9,616
†Syndax Pharmaceuticals, Inc.	18,439	438,848
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Travere Therapeutics, Inc.	22,267	$171,679
†Twist Bioscience Corp.	19,369	664,550
†Tyra Biosciences, Inc.	26,308	431,451
†Viking Therapeutics, Inc.	23,419	1,920,358
†Xencor, Inc.	5,056	111,889
†Y-mAbs Therapeutics, Inc.	472	7,675
		14,969,801
Building Products–1.94%
Apogee Enterprises, Inc.	2,910	172,272
†Gibraltar Industries, Inc.	2,941	236,839
Griffon Corp.	19,417	1,424,043
Quanex Building Products Corp.	4,700	180,621
†Resideo Technologies, Inc.	7,109	159,384
Simpson Manufacturing Co., Inc.	811	166,401
UFP Industries, Inc.	9,533	1,172,654
		3,512,214
Capital Markets–2.03%
†AssetMark Financial Holdings, Inc.	6,446	228,253
†Donnelley Financial Solutions, Inc.	15,443	957,620
†Open Lending Corp. Class A	36,161	226,368
Perella Weinberg Partners	21,218	299,810
Piper Sandler Cos.	2,099	416,631
†StoneX Group, Inc.	2,857	200,733
Victory Capital Holdings, Inc. Class A	25,088	1,064,484
Virtus Investment Partners, Inc.	1,095	271,538
		3,665,437
Chemicals–1.32%
†Arcadium Lithium PLC	10,746	46,315
Avient Corp.	7,060	306,404
Cabot Corp.	6,735	620,967
†Ecovyst, Inc.	4,066	45,336
HB Fuller Co.	4,677	372,944
†Ingevity Corp.	2,424	115,625
Orion SA	27,798	653,809
Tronox Holdings PLC	12,573	218,142
		2,379,542
Commercial Services & Supplies–1.64%
ABM Industries, Inc.	20,927	933,763
Brink's Co.	4,675	431,876
MillerKnoll, Inc.	29,453	729,256
Tetra Tech, Inc.	4,674	863,335
		2,958,230
Communications Equipment–0.17%
†Aviat Networks, Inc.	6,109	234,219
LVIP JPMorgan Small Cap Core Fund–2

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Extreme Networks, Inc.	6,917	$79,822
		314,041
Construction & Engineering–3.93%
†API Group Corp.	29,644	1,164,120
Argan, Inc.	5,799	293,081
Comfort Systems USA, Inc.	6,836	2,171,866
†Construction Partners, Inc. Class A	5,847	328,309
†IES Holdings, Inc.	2,471	300,572
†MYR Group, Inc.	7,846	1,386,781
Primoris Services Corp.	10,220	435,065
†Sterling Infrastructure, Inc.	9,318	1,027,869
		7,107,663
Construction Materials–0.41%
†Knife River Corp.	3,766	305,347
†Summit Materials, Inc. Class A	9,943	443,160
		748,507
Consumer Finance–0.38%
†Enova International, Inc.	4,627	290,714
FirstCash Holdings, Inc.	1,819	231,995
†LendingClub Corp.	18,145	159,495
		682,204
Containers & Packaging–0.19%
Greif, Inc. Class A	1,830	126,361
†O-I Glass, Inc.	13,545	224,712
		351,073
Diversified Consumer Services–0.91%
†Adtalem Global Education, Inc.	7,347	377,636
†Duolingo, Inc.	2,808	619,389
Perdoceo Education Corp.	15,708	275,832
†Stride, Inc.	6,006	378,678
		1,651,535
Diversified Financial Services–3.61%
†Cannae Holdings, Inc.	4,665	103,750
Enact Holdings, Inc.	9,742	303,756
Essent Group Ltd.	13,735	817,370
EVERTEC, Inc.	6,475	258,352
Federal Agricultural Mortgage Corp. Class C	1,091	214,796
†Flywire Corp.	22,420	556,240
†International Money Express, Inc.	6,018	137,391
Jackson Financial, Inc. Class A	8,456	559,280
Merchants Bancorp	10,682	461,249
†Mr Cooper Group, Inc.	7,821	609,647
†NMI Holdings, Inc. Class A	17,575	568,375
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
PennyMac Financial Services, Inc.	6,164	$561,479
Radian Group, Inc.	23,197	776,404
†Remitly Global, Inc.	12,183	252,675
†Repay Holdings Corp.	31,568	347,248
		6,528,012
Diversified Telecommunication Services–0.34%
Iridium Communications, Inc.	2,971	77,721
†Liberty Latin America Ltd. Class C	44,292	309,601
†Ooma, Inc.	26,383	225,047
		612,369
Electric Utilities–0.78%
IDACORP, Inc.	3,952	367,101
MGE Energy, Inc.	4,473	352,115
Portland General Electric Co.	16,272	683,424
		1,402,640
Electrical Equipment–1.54%
Atkore, Inc.	8,459	1,610,255
†Bloom Energy Corp. Class A	6,504	73,105
Encore Wire Corp.	4,216	1,107,881
		2,791,241
Electronic Equipment, Instruments & Components–1.28%
Benchmark Electronics, Inc.	10,510	315,405
†Fabrinet	5,091	962,301
†Insight Enterprises, Inc.	3,142	582,904
†OSI Systems, Inc.	1,710	244,222
†ScanSource, Inc.	4,772	210,159
		2,314,991
Energy Equipment & Services–2.40%
ChampionX Corp.	14,002	502,532
Helmerich & Payne, Inc.	1,611	67,759
Liberty Energy, Inc.	35,673	739,144
Noble Corp. PLC	12,310	596,912
†Oceaneering International, Inc.	19,290	451,386
†Oil States International, Inc.	18,483	113,855
Patterson-UTI Energy, Inc.	54,615	652,103
Select Water Solutions, Inc.	14,578	134,555
†Valaris Ltd.	4,941	371,860
†Weatherford International PLC	6,179	713,180
		4,343,286
Entertainment–0.11%
†Lions Gate Entertainment Corp. Class A	20,079	199,786
		199,786
LVIP JPMorgan Small Cap Core Fund–3

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts–0.47%
American Assets Trust, Inc.	6,236	$136,631
Armada Hoffler Properties, Inc.	3,304	34,361
Empire State Realty Trust, Inc. Class A	16,529	167,439
Essential Properties Realty Trust, Inc.	19,447	518,457
		856,888
Food & Staples Retailing–0.83%
Andersons, Inc.	5,975	342,786
†Chefs' Warehouse, Inc.	13,920	524,227
†Sprouts Farmers Market, Inc.	9,072	584,963
†United Natural Foods, Inc.	3,705	42,570
		1,494,546
Food Products–1.12%
Cal-Maine Foods, Inc.	4,344	255,644
Dole PLC	20,583	245,555
Fresh Del Monte Produce, Inc.	2,865	74,232
†Freshpet, Inc.	3,775	437,372
John B Sanfilippo & Son, Inc.	2,817	298,377
†Simply Good Foods Co.	9,866	335,740
†SunOpta, Inc.	30,206	207,515
†Vital Farms, Inc.	7,343	170,725
		2,025,160
Gas Utilities–0.83%
Chesapeake Utilities Corp.	4,189	449,480
New Jersey Resources Corp.	5,911	253,641
Northwest Natural Holding Co.	4,512	167,936
ONE Gas, Inc.	9,817	633,491
		1,504,548
Health Care Equipment & Supplies–1.81%
†Alphatec Holdings, Inc.	16,014	220,833
†AngioDynamics, Inc.	23,948	140,575
†AtriCure, Inc.	15,692	477,351
Atrion Corp.	1,391	644,798
†Inmode Ltd.	8,293	179,212
†Inogen, Inc.	59,261	478,236
†Lantheus Holdings, Inc.	12,005	747,191
†Omnicell, Inc.	3,763	109,992
†SI-BONE, Inc.	10,156	166,254
†Treace Medical Concepts, Inc.	8,116	105,914
		3,270,356
Health Care Providers & Services–2.08%
†AMN Healthcare Services, Inc.	2,384	149,024
†Fulgent Genetics, Inc.	5,067	109,954
†HealthEquity, Inc.	11,073	903,889
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
National HealthCare Corp.	1,779	$168,133
†NeoGenomics, Inc.	20,633	324,351
†OPKO Health, Inc.	77,140	92,568
†Option Care Health, Inc.	20,067	673,047
†Progyny, Inc.	22,770	868,676
†Surgery Partners, Inc.	3,815	113,801
†Tenet Healthcare Corp.	3,471	364,837
		3,768,280
Health Care REITs–0.47%
CareTrust REIT, Inc.	6,227	151,752
Community Healthcare Trust, Inc.	7,549	200,426
Global Medical REIT, Inc.	3,191	27,921
Sabra Health Care REIT, Inc.	31,381	463,498
		843,597
Health Care Technology–0.38%
†Health Catalyst, Inc.	57,931	436,220
†OptimizeRx Corp.	7,725	93,859
†Veradigm, Inc.	21,291	163,941
		694,020
Hotel & Resort REITs–0.88%
Apple Hospitality REIT, Inc.	14,429	236,347
DiamondRock Hospitality Co.	13,277	127,592
RLJ Lodging Trust	20,796	245,809
Ryman Hospitality Properties, Inc.	6,128	708,458
Xenia Hotels & Resorts, Inc.	17,636	264,716
		1,582,922
Hotels, Restaurants & Leisure–2.31%
†Accel Entertainment, Inc.	19,146	225,731
Boyd Gaming Corp.	5,420	364,874
†Cava Group, Inc.	4,554	319,008
†Dave & Buster's Entertainment, Inc.	9,058	567,031
†Everi Holdings, Inc.	22,811	229,251
†Hilton Grand Vacations, Inc.	11,104	524,220
†Kura Sushi USA, Inc. Class A	1,783	205,330
†Light & Wonder, Inc.	9,510	970,876
†Shake Shack, Inc. Class A	1,261	131,182
†Sweetgreen, Inc. Class A	7,055	178,209
†United Parks & Resorts, Inc.	3,156	177,399
Wingstop, Inc.	785	287,624
		4,180,735
Household Durables–2.32%
Century Communities, Inc.	2,969	286,509
†Green Brick Partners, Inc.	4,647	279,889
Installed Building Products, Inc.	708	183,181
KB Home	4,074	288,765
†Landsea Homes Corp.	15,641	227,264
LVIP JPMorgan Small Cap Core Fund–4

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†M/I Homes, Inc.	2,233	$304,336
Meritage Homes Corp.	3,327	583,755
†Sonos, Inc.	37,254	710,061
†Taylor Morrison Home Corp.	14,096	876,348
†Tri Pointe Homes, Inc.	11,608	448,765
		4,188,873
Household Products–0.06%
†Central Garden & Pet Co. Class A	2,745	101,345
		101,345
Independent Power and Renewable Electricity Producers–0.25%
Clearway Energy, Inc. Class A	17,809	404,741
†Sunnova Energy International, Inc.	6,763	41,457
		446,198
Industrial REITs–0.59%
First Industrial Realty Trust, Inc.	2,560	134,502
Innovative Industrial Properties, Inc.	2,726	282,250
Plymouth Industrial REIT, Inc.	13,562	305,145
Terreno Realty Corp.	5,135	340,964
		1,062,861
Insurance–0.71%
†BRP Group, Inc. Class A	2,092	60,542
†Oscar Health, Inc. Class A	27,221	404,776
†Palomar Holdings, Inc.	3,920	328,614
RLI Corp.	2,848	422,843
†Skyward Specialty Insurance Group, Inc.	1,654	61,876
		1,278,651
Interactive Media & Services–0.63%
†Cars.com, Inc.	7,484	128,575
†QuinStreet, Inc.	11,917	210,454
Shutterstock, Inc.	5,829	267,027
†Yelp, Inc.	13,711	540,213
		1,146,269
IT Services–0.95%
†Couchbase, Inc.	21,590	568,033
Information Services Group, Inc.	59,525	240,481
†Perficient, Inc.	3,438	193,525
†Squarespace, Inc. Class A	8,920	325,045
†Unisys Corp.	80,416	394,842
		1,721,926
Leisure Products–0.35%
Acushnet Holdings Corp.	8,556	564,268
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
†JAKKS Pacific, Inc.	2,425	$59,898
		624,166
Life Sciences Tools & Services–0.80%
†Adaptive Biotechnologies Corp.	2,369	7,605
†Medpace Holdings, Inc.	3,136	1,267,414
†OmniAb, Inc.	12,869	69,750
†Quanterix Corp.	4,449	104,818
		1,449,587
Machinery–1.83%
†Blue Bird Corp.	6,951	266,501
Mueller Industries, Inc.	22,426	1,209,434
REV Group, Inc.	13,617	300,800
Terex Corp.	1,778	114,503
†Titan International, Inc.	27,646	344,469
Watts Water Technologies, Inc. Class A	5,098	1,083,580
		3,319,287
Marine–0.38%
Eagle Bulk Shipping, Inc.	1,536	95,954
Matson, Inc.	4,515	507,486
Safe Bulkers, Inc.	17,913	88,848
		692,288
Media–0.52%
Gray Television, Inc.	24,469	154,644
†Integral Ad Science Holding Corp.	9,760	97,307
John Wiley & Sons, Inc. Class A	5,210	198,657
†Magnite, Inc.	23,496	252,582
†Thryv Holdings, Inc.	10,755	239,084
		942,274
Metals & Mining–1.98%
Alpha Metallurgical Resources, Inc.	2,456	813,354
Arch Resources, Inc.	2,121	341,036
†ATI, Inc.	2,233	114,263
Commercial Metals Co.	19,485	1,145,133
†Constellium SE	15,795	349,227
Hecla Mining Co.	50,221	241,563
Olympic Steel, Inc.	953	67,549
Radius Recycling, Inc.	1,525	32,223
Ryerson Holding Corp.	3,395	113,732
SunCoke Energy, Inc.	5,637	63,529
Warrior Met Coal, Inc.	4,906	297,794
		3,579,403
Mortgage Real Estate Investment Trusts (REITs)–0.60%
BrightSpire Capital, Inc.	44,287	305,138
LVIP JPMorgan Small Cap Core Fund–5

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
KKR Real Estate Finance Trust, Inc.	3,622	$36,437
Ladder Capital Corp.	43,983	489,531
MFA Financial, Inc.	14,548	165,993
Redwood Trust, Inc.	8,182	52,119
TPG RE Finance Trust, Inc.	4,500	34,740
		1,083,958
Multiline Retail–0.14%
†Savers Value Village, Inc.	13,048	251,565
		251,565
Multi-Utilities–0.45%
Northwestern Energy Group, Inc.	3,337	169,954
Unitil Corp.	12,152	636,157
		806,111
Office REITs–0.64%
City Office REIT, Inc.	7,554	39,356
COPT Defense Properties	24,196	584,817
Easterly Government Properties, Inc.	5,729	65,941
Piedmont Office Realty Trust, Inc. Class A	8,001	56,247
SL Green Realty Corp.	7,535	415,405
		1,161,766
Oil, Gas & Consumable Fuels–4.08%
California Resources Corp.	4,180	230,318
Chord Energy Corp.	4,770	850,205
Civitas Resources, Inc.	2,578	195,696
†CNX Resources Corp.	6,628	157,216
CONSOL Energy, Inc.	853	71,447
CVR Energy, Inc.	5,520	196,843
Delek U.S. Holdings, Inc.	9,271	284,991
Dorian LPG Ltd.	5,797	222,953
Equitrans Midstream Corp.	10,341	129,159
†Green Plains, Inc.	3,869	89,451
†Gulfport Energy Corp.	668	106,960
Magnolia Oil & Gas Corp. Class A	5,956	154,558
Matador Resources Co.	15,611	1,042,347
Murphy Oil Corp.	16,239	742,122
Ovintiv, Inc.	11,014	571,627
PBF Energy, Inc. Class A	6,392	367,987
Peabody Energy Corp.	2,445	59,316
†REX American Resources Corp.	1,194	70,100
SM Energy Co.	25,487	1,270,527
Teekay Tankers Ltd. Class A	5,567	325,168
†Uranium Energy Corp.	35,873	242,143
		7,381,134
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–1.67%
†BellRing Brands, Inc.	12,711	$750,330
Edgewell Personal Care Co.	1,721	66,499
†elf Beauty, Inc.	6,972	1,366,721
†Oddity Tech Ltd. Class A	17,300	751,685
†USANA Health Sciences, Inc.	1,677	81,335
		3,016,570
Pharmaceuticals–1.44%
†Amylyx Pharmaceuticals, Inc.	27,647	78,518
†ANI Pharmaceuticals, Inc.	2,077	143,583
†Axsome Therapeutics, Inc.	10,527	840,055
†Esperion Therapeutics, Inc.	108,919	291,903
†Longboard Pharmaceuticals, Inc.	34,744	750,470
†Prestige Consumer Healthcare, Inc.	2,354	170,806
†Ventyx Biosciences, Inc.	61,340	337,370
		2,612,705
Professional Services–2.67%
†ASGN, Inc.	5,160	540,562
Barrett Business Services, Inc.	2,594	328,712
†CACI International, Inc. Class A	1,934	732,657
†CBIZ, Inc.	8,497	667,014
†Huron Consulting Group, Inc.	5,306	512,666
KBR, Inc.	7,971	507,434
Kforce, Inc.	5,024	354,292
TriNet Group, Inc.	8,706	1,153,458
†TrueBlue, Inc.	2,885	36,120
		4,832,915
Real Estate Management & Development–0.44%
†Anywhere Real Estate, Inc.	11,132	68,796
†Cushman & Wakefield PLC	27,861	291,426
†Forestar Group, Inc.	6,168	247,892
†Opendoor Technologies, Inc.	60,162	182,291
		790,405
Residential REITs–0.24%
Independence Realty Trust, Inc.	15,015	242,192
UMH Properties, Inc.	7,435	120,744
Veris Residential, Inc.	5,003	76,096
		439,032
Retail REITs–1.11%
Agree Realty Corp.	4,337	247,729
InvenTrust Properties Corp.	9,963	256,149
Kimco Realty Corp.	3,028	59,379
Kite Realty Group Trust	16,056	348,094
Macerich Co.	19,691	339,276
Phillips Edison & Co., Inc.	7,689	275,804
LVIP JPMorgan Small Cap Core Fund–6

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs (continued)
Retail Opportunity Investments Corp.	24,553	$314,770
SITE Centers Corp.	11,845	173,529
		2,014,730
Road & Rail–0.47%
ArcBest Corp.	5,968	850,440
		850,440
Semiconductors & Semiconductor Equipment–3.30%
†ACM Research, Inc. Class A	21,736	633,387
†Axcelis Technologies, Inc.	1,230	137,170
†Cirrus Logic, Inc.	1,853	171,514
†Impinj, Inc.	7,259	932,128
†MACOM Technology Solutions Holdings, Inc.	3,088	295,336
†MaxLinear, Inc.	31,299	584,352
†Onto Innovation, Inc.	1,922	348,036
†Rambus, Inc.	14,948	923,936
†Semtech Corp.	17,021	467,907
†SMART Global Holdings, Inc.	15,189	399,775
†Ultra Clean Holdings, Inc.	7,347	337,521
†Veeco Instruments, Inc.	21,115	742,615
		5,973,677
Software–5.87%
†Asana, Inc. Class A	18,143	281,035
†AvePoint, Inc.	87,814	695,487
†BlackLine, Inc.	6,504	420,028
†Box, Inc. Class A	28,286	801,060
†Braze, Inc. Class A	7,070	313,201
†C3.ai, Inc. Class A	3,512	95,070
†CommVault Systems, Inc.	7,421	752,712
†Domo, Inc. Class B	36,915	329,282
†Envestnet, Inc.	6,835	395,815
†LiveRamp Holdings, Inc.	21,975	758,137
†MicroStrategy, Inc. Class A	1,477	2,517,635
†Q2 Holdings, Inc.	4,929	259,068
†Qualys, Inc.	4,058	677,158
†Rapid7, Inc.	10,305	505,357
†Riot Platforms, Inc.	25,968	317,848
†Sprout Social, Inc. Class A	4,108	245,289
†SPS Commerce, Inc.	1,313	242,774
†Workiva, Inc.	7,165	607,592
†Xperi, Inc.	24,748	298,461
†Zuora, Inc. Class A	11,221	102,336
		10,615,345
Specialized REITs–0.33%
PotlatchDeltic Corp.	10,513	494,321
Uniti Group, Inc.	16,129	95,161
		589,482
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–3.14%
†Abercrombie & Fitch Co. Class A	6,951	$871,169
Academy Sports & Outdoors, Inc.	5,456	368,498
†Asbury Automotive Group, Inc.	3,037	716,064
†Beyond, Inc.	3,498	125,613
†Boot Barn Holdings, Inc.	3,913	372,322
Buckle, Inc.	6,539	263,325
Caleres, Inc.	2,603	106,801
†Carvana Co.	4,289	377,046
†EVgo, Inc.	18,433	46,267
Group 1 Automotive, Inc.	1,829	534,489
Haverty Furniture Cos., Inc.	2,009	68,547
†ODP Corp.	5,334	282,969
Signet Jewelers Ltd.	6,586	659,061
†Urban Outfitters, Inc.	11,725	509,099
†Valvoline, Inc.	8,661	386,021
		5,687,291
Technology Hardware, Storage & Peripherals–2.05%
†Super Micro Computer, Inc.	3,656	3,692,669
†Turtle Beach Corp.	1,099	18,947
		3,711,616
Textiles, Apparel & Luxury Goods–0.67%
†Crocs, Inc.	4,537	652,421
†G-III Apparel Group Ltd.	4,971	144,209
Steven Madden Ltd.	9,697	409,989
		1,206,619
Trading Companies & Distributors–2.83%
Applied Industrial Technologies, Inc.	609	120,308
†Beacon Roofing Supply, Inc.	6,949	681,141
†BlueLinx Holdings, Inc.	1,576	205,258
Boise Cascade Co.	3,382	518,697
†DNOW, Inc.	43,071	654,679
†GMS, Inc.	7,054	686,637
Herc Holdings, Inc.	3,031	510,117
†Hudson Technologies, Inc.	2,258	24,861
Rush Enterprises, Inc. Class A	16,155	864,616
†Titan Machinery, Inc.	5,115	126,903
WESCO International, Inc.	4,186	716,978
		5,110,195
Water Utilities–0.19%
American States Water Co.	4,789	345,957
		345,957
Wireless Telecommunication Services–0.06%
†Gogo, Inc.	7,364	64,656
LVIP JPMorgan Small Cap Core Fund–7

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.	3,015	$48,300
		112,956
Total Common Stock (Cost $131,813,627)		176,584,056
RIGHTS–0.01%
=†Aduro Biotech, Inc.	20,960	20,750
Total Rights (Cost $53,217)		20,750

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.69%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	4,863,959	$4,863,959
Total Money Market Fund (Cost $4,863,959)		4,863,959

TOTAL INVESTMENTS–100.32% (Cost $136,730,803)	181,468,765
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.32%)	(577,616)
NET ASSETS APPLICABLE TO 8,310,098 SHARES OUTSTANDING–100.00%	$180,891,149

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following futures contracts were outstanding at March 31, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
37	E-mini Russell 2000 Index	$3,969,915	$3,893,421	6/21/24	$76,494	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP JPMorgan Small Cap Core Fund–8

LVIP JPMorgan Small Cap Core Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Small Cap Core Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan Small Cap Core Fund–9

LVIP JPMorgan Small Cap Core Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$176,584,056	$—	$—	$176,584,056
Rights	—	—	20,750	20,750
Money Market Fund	4,863,959	—	—	4,863,959
Total Investments	$181,448,015	$—	$20,750	$181,468,765
Derivatives:

Assets:
Futures Contract	$76,494	$—	$—	$76,494
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan Small Cap Core Fund–10